Subsequent Events (Details) - USD ($)			6 Months Ended
	Feb. 05, 2021	Oct. 15, 2020	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Merger description		In accordance with the terms and subject to the conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) all shares of Old Gemini’s Series B Preferred Stock (including shares of Series B Preferred Stock issued upon conversion of outstanding convertible promissory notes), Series A Preferred Stock and Common Stock (collectively, “Old Gemini Stock”) issued and outstanding immediately prior to the Effective Time, whether vested or unvested, was converted into the right to receive their pro rata portion of the 17,942,274 shares of FSDC Class A Common Stock (the “Common Stock”) issued as Merger consideration (the “Merger Consideration”), provided that 2,150,000 shares of Common Stock are being held in escrow for a period of 12 months to satisfy any indemnification obligations of Old Gemini under the Merger Agreement; (ii) each option exercisable for Old Gemini Stock that was outstanding immediately prior to the Effective Time was assumed and continues in full force and effect on the same terms and conditions as were previously applicable to such options, subject to adjustments to exercise price and number of shares Common Stock issuable upon exercise based on the final conversion ratio calculated in accordance with the Merger Agreement, and (iii) 4,264,341 shares of Common Stock were reserved for issuance under the newly adopted 2021 Stock Option and Incentive Plan.
Shares agreed to purchase			120,800,000
Aggregate purchase price of common stock			$ 25,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares agreed to purchase	9,506,000
Aggregate purchase price of common stock	$ 95,060,000